Income Taxes - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Income Tax Expense (Benefit)	$ 0	$ (5,149,000)	$ 0	$ (18,572,000)	$ 0
Effective Income Tax Rate Reconciliation, Percent		(3.20%)		(5.70%)
Flame Acquisition Corp [Member]
Income Tax Disclosure [Line Items]
Change in the valuation allowance						$ 240,203	$ 1,210,347
Income Tax Expense (Benefit)						914,318	757,069
Unrecognized Tax Benefits						$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent						(2.90%)	(41.30%)
Open Tax Year						2023	2022	2021
Unrecognized tax benefits interest and penalty expenses on income tax						$ 29,072	$ 0
TX | Flame Acquisition Corp [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent						0.00%
Domestic Tax Authority [Member] | UNITED STATES | Flame Acquisition Corp [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward,net Federal						$ 0	$ 0